Additional Financial Information (Tables)	6 Months Ended
Jan. 23, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash Interest and Taxes

	Six Months Ended
Cash Interest and Taxes:	January 23, 2016	January 24, 2015
	(millions)
Cash paid for interest	$26.7	$2.5
Cash paid for income taxes	$17.2	$15.7